TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 27, 2013 Agency RMBS	Dec. 31, 2013 Agency RMBS	Dec. 31, 2012 Agency RMBS		Mar. 06, 2014 Non-Agency RMBS	Dec. 31, 2013 Non-Agency RMBS	Dec. 31, 2012 Non-Agency RMBS	Dec. 31, 2013 Manager	Dec. 31, 2012 Manager	Dec. 31, 2013 Nationstar Non-Agency RMBS	Dec. 31, 2012 Nationstar Non-Agency RMBS
Management fee rate (percent)		1.50%								1.50%	1.50%
Incentive compensation percentage										25.00%
Interest rate for incentive compensation										10.00%
Face amount of securities purchased			$ 22,700	$ 608,900			$ 625,000	$ 1,300,000	$ 193,800
Purchase of real estate securities	605,114		1,200	645,500			553,000	835,600	121,300
Outstanding face amount	2,186,996 [1]			1,314,130 [2]	433,510	[2],[3]		872,866	433,510			848,600	433,500
Unpaid principal balance of underlying loans												$ 17,100,000	$ 5,700,000

[1]	The total outstanding face amount was $6.6 million for fixed rate securities and $2.2 billion for floating rate securities.
[2]	Includes securities issued or guaranteed by U.S. Government agencies such as the Federal National Mortgage Association ("Fannie Mae") or the Federal Home Loan Mortgage Corporation ("Freddie Mac").
[3]	The total outstanding face amount of fixed rate securities was $1.1 million, and of floating rate securities was $432.4 million.